Summary of Future Net Cash Flows Relating to Prove Oil and Natural Gas Reserves (Detail) - USD ($) $ in Thousands	Dec. 31, 2015 [1]	Dec. 31, 2014 [2]	Dec. 31, 2013 [3]	Dec. 31, 2012
Oil and Gas Exploration and Production Industries Disclosures [Abstract]
Future Cash Inflows	$ 1,716,131	$ 5,824,231	$ 3,899,878
Production	(1,144,049)	(2,332,151)	(1,619,629)
Abandonment	(143,459)	(134,308)	(95,183)
Development	(18,952)	(686,676)	(517,875)
Net Future Cash Inflow Before Income Taxes	409,671	2,671,096	1,667,191
Future Income Tax Expense		(468,597)	(359,322)
Total Future Net Cash Flows Before 10.0% Discount	409,671	2,202,499	1,307,869
Less: Effect of 10.0% Discount Factor	(154,048)	(1,177,135)	(778,756)
Standardized Measure of Discounted Future Net Cash Flows	$ 255,623	$ 1,025,364	$ 529,113	$ 396,123

[1]	Calculated using weighted average prices of $2.401 per Mcf, $44.45 per barrel of oil and $12.48 per barrel of NGLs
[2]	Calculated using weighted average prices of $3.455 per Mcf, $88.02 per barrel of oil and $28.30 per barrel of NGLs
[3]	Calculated using weighted average prices of $3.588 per Mcf, $94.28 per barrel of oil and $26.37 per barrel of NGLs